Stock-Based Compensation - Annual Activity Of Stock Units and Cash Units (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Cash Settled Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of RSUs - Balance at beginning of year	156
Number of RSUs - Granted	111	[1]
Number of RSUs - Vested	0	[2]
Number of RSUs - Forfeited/expired	0
Number of RSUs - Balance at end of year	267	[3]	156
Weighted Average Grant Price, Balance at beginning of year	$ 12.65
Weighted Average Grant Price - Vested	$ 0.00
Weighted Average Grant Price - Forfeited/expired	$ 0.00
Weighted Average Grant Price - Granted	$ 18.04		$ 12.65
Weighted Average Grant Price, Balance at end of year	$ 14.90		$ 12.65
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of RSUs - Balance at beginning of year	1,439
Number of RSUs - Granted	638	[1]
Number of RSUs - Vested	(678)	[2]
Number of RSUs - Forfeited/expired	(91)
Number of RSUs - Balance at end of year	1,308	[3]	1,439
Weighted Average Grant Price, Balance at beginning of year	$ 13.97
Weighted Average Grant Price - Vested	$ 13.47
Weighted Average Grant Price - Forfeited/expired	$ 15.62
Weighted Average Grant Price - Granted	$ 21.77		$ 14.39	$ 14.45
Weighted Average Grant Price, Balance at end of year	$ 17.92		$ 13.97
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of RSUs - Balance at beginning of year	2,058
Number of RSUs - Granted	483	[1]
Number of RSUs - Vested	(439)	[2]
Number of RSUs - Forfeited/expired	(59)
Number of RSUs - Balance at end of year	2,043	[3]	2,058
Weighted Average Grant Price, Balance at beginning of year	$ 11.30
Weighted Average Grant Price - Vested	$ 9.15
Weighted Average Grant Price - Forfeited/expired	$ 12.62
Weighted Average Grant Price - Granted	$ 20.04		$ 12.66	$ 11.67
Weighted Average Grant Price, Balance at end of year	$ 13.79		$ 11.30

[1]	Reflects the maximum number of stock units assuming achievement of all performance-, market- and time-vesting criteria and does not include those for non-employee directors, which are discussed separately below. The weighted-average fair value of time-based RSUs, performance-based and market-based RSUs, and cash units granted in 2012 was $14.39, $12.66 and $12.65, respectively, and the weighted-average fair value of the restricted stock units and market-based restricted stock units granted in 2011 was $14.45 and $11.67, respectively. No performance-based restricted stock units or cash units awards were granted in 2011.
[2]	The total fair value of RSUs vested during 2013, 2012 and 2011 was $13 million, $16 million and $11 million, respectively.
[3]	The Company’s outstanding time-based RSUs, performance-based and market-based RSUs, and cash units had aggregate intrinsic value of $53 million, $83 million and $11 million, respectively. Aggregate unrecognized compensation expense related to time-based RSUs and performance-based and market-based RSUs amounted to $27 million and will be recognized over a weighted average vesting period of 1.0 years. The Company assumes that substantially all outstanding awards will vest over time.